UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Revenues
Total revenues	¥ 2,195,317,000	$ 302,086	¥ 1,736,601,000
Total cost of revenues	(1,699,542,000)	(233,865)	(1,223,102,000)
Gross profit	495,775,000	68,221	513,499,000
Research and development expenses (including related parties amounts of RMB5,610 and RMB10,323 for the periods ended June 30, 2023 and 2024, respectively)	(573,367,000)	(78,898)	(481,600,000)
Selling, general and administrative expenses (including related parties amounts of RMB2,131 and RMB8,632 for the periods ended June 30, 2023 and 2024, respectively)	(408,290,000)	(56,183)	(414,769,000)
Other income - related parties	0	0	7,055,000
Others, net	236,000	32	(688,000)
Total operating expenses	(981,421,000)	(135,049)	(890,002,000)
Loss from operation	(485,646,000)	(66,828)	(376,503,000)
Interest income (including related parties amounts of RMB6,771 and RMB5,899 for the periods ended June 30, 2023 and 2024, respectively)	11,206,000	1,542	17,885,000
Interest expense (including related parties amounts of RMB6,116 and RMB7,706 for the periods ended June 30, 2023 and 2024, respectively)	(45,495,000)	(6,260)	(38,228,000)
Loss from equity method investments	(67,605,000)	(9,303)	(25,414,000)
Other non-operating income (expenses), net	(22,979,000)	(3,161)	16,719,000
Loss before income taxes	(610,519,000)	(84,010)	(405,541,000)
Income tax (expense) benefit	198,000	27	(326,000)
Net loss	610,321,000	83,983	405,867,000
Net loss attributable to non-controlling interests	39,775,000	5,473	30,741,000
Net loss attributable to Ecarx Holdings Inc. ordinary shareholders	¥ (570,546,000)	$ (78,510)	¥ (375,126,000)
Loss per ordinary share
Basic (in CNY per share) | (per share)	¥ (1.69)	$ (0.23)	¥ (1.11)
Diluted (in CNY per share) | (per share)	¥ (1.69)	$ (0.23)	¥ (1.11)
Weighted average number of ordinary shares used in computing loss per ordinary share
Basic (in shares) | shares	337,935,301	337,935,301	337,395,390
Diluted (in shares) | shares	337,935,301	337,935,301	337,395,390
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil income taxes	¥ (13,485,000)	$ (1,856)	¥ 48,975,000
Comprehensive loss	(623,806,000)	(85,839)	(356,892,000)
Comprehensive loss attributable to non-controlling interests	39,775,000	5,473	30,741,000
Comprehensive loss attributable to ordinary shareholders	(584,031,000)	(80,366)	(326,151,000)
Related Party
Revenues
Total revenues	1,924,865,000		1,439,678,000
Research and development expenses (including related parties amounts of RMB5,610 and RMB10,323 for the periods ended June 30, 2023 and 2024, respectively)	(10,323,000)		(5,610,000)
Selling, general and administrative expenses (including related parties amounts of RMB2,131 and RMB8,632 for the periods ended June 30, 2023 and 2024, respectively)	(8,632,000)		(2,131,000)
Interest income (including related parties amounts of RMB6,771 and RMB5,899 for the periods ended June 30, 2023 and 2024, respectively)	5,899,000		6,771,000
Interest expense (including related parties amounts of RMB6,116 and RMB7,706 for the periods ended June 30, 2023 and 2024, respectively)	(7,706,000)		(6,116,000)
Sales of goods revenues
Revenues
Total revenues	1,700,670,000	234,020	1,264,263,000
Total cost of revenues	(1,433,028,000)	(197,191)	(1,000,190,000)
Sales of goods revenues | Related Party
Revenues
Total revenues	1,470,170,000		1,018,256,000
Total cost of revenues	(245,787,000)		(143,725,000)
Software license revenues
Revenues
Total revenues	131,832,000	18,141	215,641,000
Total cost of revenues	(44,126,000)	(6,072)	(37,210,000)
Software license revenues | Related Party
Revenues
Total revenues	92,923,000		164,995,000
Total cost of revenues	(24,744,000)		(11,061,000)
Service
Revenues
Total revenues	362,815,000	49,925	256,697,000
Total cost of revenues	(222,388,000)	$ (30,602)	(185,702,000)
Service | Related Party
Revenues
Total revenues	361,772,000		256,427,000
Total cost of revenues	¥ (14,178,000)		¥ (31,938,000)